ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 3,104	$ 3,216
Loans and notes payable	2,226	963
Deferred revenue	507	473
Derivative liabilities	688	977
Lease liabilities	46	46
Other liabilities	56	66
Total accounts payable and other liabilities	$ 6,627	$ 5,741